Securities	12 Months Ended
Dec. 31, 2011
Securities [Abstract]
Securities

2. Securities

Securities available for sale at December 31, 2011 and 2010 are summarized as follows:

	2011
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(Dollars in Thousands)
U.S. Government agency obligations	$33,452	$112	$12	$33,552
U.S. Government agency mortgage-backed securities	32,482	661	22	33,121
TOTAL SECURITIES AVAILABLE FOR SALE	$65,934	$773	$34	$66,673
	2010
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(Dollars in Thousands)
U.S. Government agency obligations	$56,151	$132	$475	$55,808
U.S. Government agency mortgage-backed securities	16,844	790	—	17,634
TOTAL SECURITIES AVAILABLE FOR SALE	$72,995	$922	$475	$73,442

Securities held to maturity at December 31, 2011 and 2010 are summarized as follows:

	2011
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(Dollars in Thousands)
State and municipal obligations	$27,024	$1,139	$14	$28,149
TOTAL SECURITIES HELD TO MATURITY	$27,024	$1,139	$14	$28,149
	2010
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(Dollars in Thousands)
State and municipal obligations	$24,196	$345	$279	$24,262
TOTAL SECURITIES HELD TO MATURITY	$24,196	$345	$279	$24,262

Securities with an aggregate fair value of $34,102,000 at December 31, 2011 and $34,551,000 at December 31, 2010, were pledged to secure public and trust deposits and for other purposes required or permitted by law, including approximately $20,205,000 at December 31, 2011 and $11,431,000 at December 31, 2010 pledged to secure repurchase agreements.

Sales of securities available for sale were as follows:

	2011	2010
	(Dollars in Thousands)
Proceeds from sales	$20,485	$792
Gross realized gains	632	47

During the third quarter of 2011, one municipal issue in the held to maturity portfolio was downgraded below investment grade quality. The security was sold with proceeds of $342,000 received and a $2,000 gain was recognized.

The amortized cost and estimated fair value for securities available for sale and securities held to maturity by contractual maturities at December 31, 2011 are shown in the following tables. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations.

	Amortized Cost	Fair Value	Net Unrealized Gains (Losses)
	(Dollars in Thousands)
Due in one year or less	$415	$423	$8
Due after one year through five years	24,337	24,454	117
Due after five years through ten years	14,642	14,982	340
Due after ten years	26,540	26,814	274
TOTAL SECURITIES AVAILABLE FOR SALE	$65,934	$66,673	$739

	Amortized Cost	Fair Value	Net Unrealized Gains (Losses)
	(Dollars in Thousands)
Due in one year or less	$1,302	$1,321	$19
Due after one year through five years	4,070	4,190	120
Due after five years through ten years	14,638	15,370	732
Due after ten years	7,014	7,268	254
TOTAL SECURITIES HELD TO MATURITY	$27,024	$28,149	$1,125

We held 11 available for sale securities and 4 held to maturity securities with unrealized losses at December 31, 2011. The following table shows the gross unrealized losses and fair value of the Corporation's investments with unrealized losses that are not deemed to be other-than-temporarily impaired, aggregated by investment category at December 31, 2011:

	Less Than Twelve Months		Over Twelve Months
	(Dollars in Thousands)

Description of Security	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value
Securities available for sale:
U.S. Government agency obligations	$12	$4,989	$—	$—
U.S. Government agency mortgage-backed securities	22	7,583	—	—
Total securities available for sale	$34	$12,572	$—	$—
Securities held to maturity:
Municipal securities	$13	$1,235	$1	$569
Total securities held to maturity	$13	$1,235	$1	$569

For all of these securities, because the decline in market value is attributable to changes in interest rates and not credit quality and because the Corporation has the ability and intent to hold these investments until a recovery of fair value, which may be maturity, the Corporation does not consider these investments to be other-than-temporarily impaired at December 31, 2011.